Related Party Disclosures - Share based ultimate controlling party (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Disclosures
Number of shares held	185,389	156,981
Ownership Interest (as a percent)	35.20%	39.90%
Key management
Related Party Disclosures
Number of shares held	32,703	28,302
Ownership Interest (as a percent)	6.20%	7.20%
Other related parties
Related Party Disclosures
Number of shares held	152,686	128,679
Ownership Interest (as a percent)	29.00%	32.70%